UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7899
                                   811-7885

Name of Fund: BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc.
              Master S&P Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

BlackRock S&P 500 Index Fund
Schedule of Investments as of September 30, 2006

                                                    Beneficial
                                                      Interest  Mutual Funds                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                $1,683,678,825  Master S&P 500 Index Series                          $2,497,575,079
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments (Cost - $1,812,512,359) - 100.0%    2,497,575,079

                                                                Liabilities in Excess of Other Assets - (0.0%)           (1,010,382)
                                                                                                                     --------------
                                                                Net Assets - 100.0%                                  $2,496,564,697
                                                                                                                     ==============

Master S&P 500 Index Series
Schedule of Investments as of September 30, 2006

                                                        Shares
Industry                                                  Held  Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.4%                             172,420  Boeing Co.                                           $   13,595,317
                                                        83,996  General Dynamics Corp.                                    6,019,993
                                                        30,187  Goodrich Corp.                                            1,223,177
                                                       171,677  Honeywell International, Inc.                             7,021,589
                                                        23,874  L-3 Communications Holdings, Inc.                         1,870,050
                                                        73,870  Lockheed Martin Corp.                                     6,357,252
                                                        76,952  Northrop Grumman Corp.                                    5,238,123
                                                        95,774  Raytheon Co.                                              4,598,110
                                                        37,015  Rockwell Collins, Inc.                                    2,029,903
                                                       220,196  United Technologies Corp.                                13,949,417
                                                                                                                     --------------
                                                                                                                         61,902,931
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.9%                          63,908  FedEx Corp. (e)                                           6,945,521
                                                       234,300  United Parcel Service, Inc. Class B  (e)                 16,855,542
                                                                                                                     --------------
                                                                                                                         23,801,063
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                        163,995  Southwest Airlines Co.                                    2,732,157
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                                  47,593  The Goodyear Tire & Rubber Co. (a)(e)                       690,099
                                                        39,620  Johnson Controls, Inc.                                    2,842,339
                                                                                                                     --------------
                                                                                                                          3,532,438
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                                     393,999  Ford Motor Co. (e)                                        3,187,452
                                                       125,106  General Motors Corp.  (e)                                 4,161,026
                                                        54,259  Harley-Davidson, Inc.                                     3,404,752
                                                                                                                     --------------
                                                                                                                         10,753,230
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.2%                                       161,185  Anheuser-Busch Cos., Inc.                                 7,657,899
                                                        20,588  Brown-Forman Corp. Class B                                1,578,070
                                                       441,928  The Coca-Cola Co.                                        19,745,343
                                                        71,587  Coca-Cola Enterprises, Inc.                               1,491,157
                                                        45,500  Constellation Brands, Inc. Class A (a)                    1,309,490
                                                        12,783  Molson Coors Brewing Co. Class B                            880,749
                                                        35,922  Pepsi Bottling Group, Inc.                                1,275,231
                                                       357,388  PepsiCo, Inc.                                            23,323,141
                                                                                                                     --------------
                                                                                                                         57,261,080
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.3%                                   253,747  Amgen, Inc. (a)                                          18,150,523
                                                        75,340  Biogen Idec, Inc. (a)(e)                                  3,366,191
                                                        54,080  Genzyme Corp. (a)                                         3,648,778
                                                        95,600  Gilead Sciences, Inc. (a)(e)                              6,567,720
                                                        56,852  Medimmune, Inc. (a)                                       1,660,647
                                                                                                                     --------------
                                                                                                                         33,393,859
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%                                42,900  American Standard Cos., Inc.                              1,800,513
                                                        92,779  Masco Corp. (e)                                           2,544,000
                                                                                                                     --------------
                                                                                                                          4,344,513
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.7%                                  56,776  Ameriprise Financial, Inc.                                2,662,795
                                                       162,495  The Bank of New York Co., Inc.                            5,729,574
                                                        24,311  The Bear Stearns Cos., Inc.                               3,405,971
                                                       235,268  The Charles Schwab Corp.                                  4,211,297
                                                        86,100  E*Trade Financial Corp. (a)                               2,059,512
                                                        20,700  Federated Investors, Inc. Class B                           699,867
                                                        35,786  Franklin Resources, Inc.                                  3,784,370
                                                        94,300  Goldman Sachs Group, Inc.                                15,952,731
                                                        49,505  Janus Capital Group, Inc.                                   976,239
                                                        29,900  Legg Mason, Inc.                                          3,015,714
                                                       115,556  Lehman Brothers Holdings, Inc.                            8,534,966
                                                        87,016  Mellon Financial Corp.                                    3,402,326
                                                       192,167  Merrill Lynch & Co., Inc. (b)                            15,031,303
                                                       234,498  Morgan Stanley                                           17,097,249

Master S&P 500 Index Series
Schedule of Investments as of September 30, 2006

                                                        Shares
Industry                                                  Held  Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        44,727  Northern Trust Corp.                                 $    2,613,399
                                                        76,023  State Street Corp.                                        4,743,835
                                                        52,948  T. Rowe Price Group, Inc.                                 2,533,562
                                                                                                                     --------------
                                                                                                                         96,454,710
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.5%                                        46,547  Air Products & Chemicals, Inc.                            3,089,324
                                                        16,858  Ashland, Inc.                                             1,075,203
                                                       207,976  The Dow Chemical Co. (e)                                  8,106,904
                                                       193,173  E.I. du Pont de Nemours & Co.                             8,275,531
                                                        19,550  Eastman Chemical Co.                                      1,056,091
                                                        44,814  Ecolab, Inc.                                              1,918,935
                                                        21,359  Hercules, Inc. (a)                                          336,831
                                                        19,096  International Flavors & Fragrances, Inc.                    755,056
                                                       119,554  Monsanto Co.                                              5,620,234
                                                        35,787  PPG Industries, Inc.                                      2,400,592
                                                        68,146  Praxair, Inc.                                             4,031,517
                                                        36,603  Rohm & Haas Co.                                           1,733,152
                                                        15,223  Sigma-Aldrich Corp.                                       1,151,924
                                                                                                                     --------------
                                                                                                                         39,551,294
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.3%                                 74,203  AmSouth Bancorp                                           2,154,855
                                                       118,100  BB&T Corp. (e)                                            5,170,418
                                                        39,691  Comerica, Inc.                                            2,259,212
                                                        34,300  Commerce Bancorp, Inc. (e)                                1,259,153
                                                        27,002  Compass Bancshares, Inc.                                  1,538,574
                                                       123,056  Fifth Third Bancorp (e)                                   4,685,972
                                                        33,100  First Horizon National Corp.                              1,258,131
                                                        54,029  Huntington Bancshares, Inc. (e)                           1,292,914
                                                        90,510  KeyCorp                                                   3,388,694
                                                        19,100  M&T Bank Corp.                                            2,291,236
                                                        49,500  Marshall & Ilsley Corp.  (e)                              2,384,910
                                                       123,456  National City Corp. (e)                                   4,518,490
                                                        98,692  North Fork Bancorp., Inc.                                 2,826,539
                                                        67,468  PNC Financial Services Group, Inc. (b)                    4,887,382
                                                        96,654  Regions Financial Corp.                                   3,555,901
                                                        75,599  SunTrust Banks, Inc.                                      5,842,291
                                                        61,351  Synovus Financial Corp.                                   1,801,879
                                                       385,265  U.S. Bancorp (e)                                         12,798,503
                                                       359,026  Wachovia Corp.  (e)                                      20,033,651
                                                       729,944  Wells Fargo & Co.                                        26,409,374
                                                        19,702  Zions Bancorp.                                            1,572,417
                                                                                                                     --------------
                                                                                                                        111,930,496
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.5%                   55,678  Allied Waste Industries, Inc. (a)                           627,491
                                                        22,458  Avery Dennison Corp.                                      1,351,298
                                                        35,002  Cintas Corp.                                              1,429,132
                                                        29,002  Equifax, Inc.                                             1,064,663
                                                        24,239  Monster Worldwide, Inc. (a)                                 877,209
                                                        48,482  Pitney Bowes, Inc.                                        2,151,146
                                                        41,795  RR Donnelley & Sons Co.                                   1,377,563
                                                        35,811  Robert Half International, Inc.                           1,216,500
                                                       114,014  Waste Management, Inc.                                    4,182,034
                                                                                                                     --------------
                                                                                                                         14,277,036
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.8%                         22,465  ADC Telecommunications, Inc. (a)                            336,975
                                                        98,682  Avaya, Inc. (a)                                           1,128,922
                                                        16,671  Ciena Corp. (a)                                             454,277
                                                     1,323,271  Cisco Systems, Inc. (a)                                  30,435,233

Master S&P 500 Index Series
Schedule of Investments as of September 30, 2006

                                                        Shares
Industry                                                  Held  Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        44,143  Comverse Technology, Inc. (a)                        $      946,426
                                                       341,475  Corning, Inc. (a)                                         8,335,405
                                                       343,387  JDS Uniphase Corp. (a)                                      752,018
                                                       128,700  Juniper Networks, Inc. (a)(e)                             2,223,936
                                                       982,858  Lucent Technologies, Inc. (a)                             2,299,888
                                                       538,369  Motorola, Inc.                                           13,459,225
                                                       361,460  QUALCOMM, Inc.                                           13,139,071
                                                       108,487  Tellabs, Inc. (a)                                         1,189,018
                                                                                                                     --------------
                                                                                                                         74,700,394
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.5%                         185,534  Apple Computer, Inc. (a)                                 14,291,684
                                                       484,616  Dell, Inc. (a)(e)                                        11,068,629
                                                       496,354  EMC Corp. (a)(e)                                          5,946,321
                                                       599,517  Hewlett-Packard Co.                                      21,996,279
                                                       333,167  International Business Machines Corp.                    27,299,704
                                                        20,439  Lexmark International, Inc. Class A (a)                   1,178,513
                                                        38,536  NCR Corp. (a)                                             1,521,401
                                                        84,921  Network Appliance, Inc. (a)                               3,142,926
                                                        42,016  QLogic Corp. (a)                                            794,102
                                                        40,000  Sandisk Corp. (a)(e)                                      2,141,600
                                                       735,056  Sun Microsystems, Inc. (a)                                3,653,228
                                                                                                                     --------------
                                                                                                                         93,034,387
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%                       17,161  Fluor Corp.                                               1,319,509
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                           20,647  Vulcan Materials Co.                                      1,615,628
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.9%                                266,084  American Express Co.                                     14,921,991
                                                        65,467  Capital One Financial Corp. (e)                           5,149,634
                                                        91,830  SLM Corp.                                                 4,773,323
                                                                                                                     --------------
                                                                                                                         24,844,948
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%                           23,760  Ball Corp.                                                  961,092
                                                        22,136  Bemis Co.                                                   727,389
                                                        32,425  Pactiv Corp. (a)                                            921,519
                                                        17,869  Sealed Air Corp.                                            967,070
                                                        28,506  Temple-Inland, Inc.                                       1,143,091
                                                                                                                     --------------
                                                                                                                          4,720,161
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                                     36,714  Genuine Parts Co.                                         1,583,475
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%                    28,200  Apollo Group, Inc. Class A (a)                            1,388,568
                                                        78,070  H&R Block, Inc. (e)                                       1,697,242
                                                                                                                     --------------
                                                                                                                          3,085,810
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 5.7%                  983,934  Bank of America Corp.                                    52,709,344
                                                        46,500  CIT Group, Inc.                                           2,261,295
                                                         7,300  Chicago Mercantile Exchange Holdings, Inc.                3,491,225
                                                     1,071,936  Citigroup, Inc.                                          53,243,061
                                                       755,056  JPMorgan Chase & Co.                                     35,457,430
                                                        54,180  Moody's Corp.                                             3,542,288
                                                                                                                     --------------
                                                                                                                        150,704,643
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 2.9%          847,035  AT&T, Inc. (e)                                           27,579,460
                                                       396,334  BellSouth Corp.                                          16,943,279
                                                        27,377  CenturyTel, Inc.                                          1,086,046
                                                        85,318  Citizens Communications Co.                               1,197,865
                                                        28,475  Embarq Corp.                                              1,377,336
                                                       348,445  Qwest Communications International Inc. (a)               3,038,440
                                                       629,028  Verizon Communications, Inc.                             23,355,810
                                                        92,680  Windstream Corp.                                          1,222,449
                                                                                                                     --------------
                                                                                                                         75,800,685
-----------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series
Schedule of Investments as of September 30, 2006

                                                        Shares
Industry                                                  Held  Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.5%                               32,320  Allegheny Energy, Inc. (a)                           $    1,298,294
                                                        92,320  American Electric Power Co., Inc.                         3,357,678
                                                        69,699  Edison International                                      2,902,266
                                                        41,755  Entergy Corp.                                             3,266,494
                                                       148,528  Exelon Corp.                                              8,991,885
                                                        93,214  FPL Group, Inc. (e)                                       4,194,630
                                                        66,616  FirstEnergy Corp.                                         3,721,170
                                                        78,164  PPL Corp. (e)                                             2,571,596
                                                        18,732  Pinnacle West Capital Corp.                                 843,877
                                                        60,626  Progress Energy, Inc.                                     2,751,208
                                                       161,223  The Southern Co.                                          5,555,745
                                                                                                                     --------------
                                                                                                                         39,454,843
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%                             41,544  American Power Conversion Corp.                             912,306
                                                        19,152  Cooper Industries Ltd. Class A                            1,632,133
                                                        90,848  Emerson Electric Co.                                      7,618,513
                                                        37,915  Rockwell Automation, Inc.                                 2,202,862
                                                                                                                     --------------
                                                                                                                         12,365,814
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.3%               93,554  Agilent Technologies, Inc. (a)                            3,058,280
                                                        34,764  Jabil Circuit, Inc.                                         993,207
                                                        35,762  Molex, Inc. (e)                                           1,393,645
                                                       134,863  Sanmina-SCI Corp. (a)                                       504,388
                                                       185,312  Solectron Corp. (a)                                         604,117
                                                        51,100  Symbol Technologies, Inc.                                   759,346
                                                        18,636  Tektronix, Inc.                                             539,139
                                                                                                                     --------------
                                                                                                                          7,852,122
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.7%                      63,700  BJ Services Co.                                           1,919,281
                                                        70,044  Baker Hughes, Inc. (e)                                    4,777,001
                                                       224,008  Halliburton Co.                                           6,373,028
                                                        61,530  Nabors Industries Ltd. (a)(e)                             1,830,518
                                                        36,636  National Oilwell Varco, Inc. (a)(e)                       2,145,038
                                                        26,579  Noble Corp. (e)                                           1,705,840
                                                        27,772  Rowan Cos., Inc.                                            878,428
                                                       258,608  Schlumberger Ltd.  (e)                                   16,041,454
                                                        42,600  Smith International, Inc.                                 1,652,880
                                                        66,541  Transocean, Inc. (a)(e)                                   4,872,797
                                                        79,500  Weatherford International Ltd. (a)                        3,316,740
                                                                                                                     --------------
                                                                                                                         45,513,005
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.3%                        180,936  CVS Corp.                                                 5,811,664
                                                        97,224  Costco Wholesale Corp.                                    4,830,088
                                                       155,624  The Kroger Co.                                            3,601,139
                                                        39,332  SUPERVALU Inc.                                            1,166,194
                                                       127,100  SYSCO Corp. (e)                                           4,251,495
                                                        90,458  Safeway, Inc.                                             2,745,400
                                                       536,855  Wal-Mart Stores, Inc. (e)                                26,477,689
                                                       213,424  Walgreen Co.                                              9,473,891
                                                        27,800  Whole Foods Market, Inc.                                  1,652,154
                                                                                                                     --------------
                                                                                                                         60,009,714
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.1%                                   140,634  Archer-Daniels-Midland Co.                                5,327,216
                                                        47,135  Campbell Soup Co.                                         1,720,428
                                                       103,378  ConAgra Foods, Inc.                                       2,530,693
                                                        30,500  Dean Foods Co. (a)                                        1,281,610
                                                        71,760  General Mills, Inc.                                       4,061,616
                                                        65,836  HJ Heinz Co.                                              2,760,503
                                                        43,256  The Hershey Co. (e)                                       2,312,033

Master S&P 500 Index Series
Schedule of Investments as of September 30, 2006

                                                        Shares
Industry                                                  Held  Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        57,965  Kellogg Co. (e)                                      $    2,870,427
                                                        28,600  McCormick & Co., Inc.                                     1,086,228
                                                       164,541  Sara Lee Corp.                                            2,644,174
                                                        58,000  Tyson Foods, Inc. Class A                                   921,040
                                                        51,912  Wm. Wrigley Jr. Co.                                       2,391,067
                                                                                                                     --------------
                                                                                                                         29,907,035
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                                     9,054  Nicor, Inc.                                                 387,149
                                                         7,804  Peoples Energy Corp.                                        317,233
                                                                                                                     --------------
                                                                                                                            704,382
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.5%                  9,287  Bausch & Lomb, Inc.                                         465,557
                                                       136,627  Baxter International, Inc.                                6,211,063
                                                        52,795  Becton Dickinson & Co.                                    3,731,023
                                                        58,635  Biomet, Inc.                                              1,887,461
                                                       256,971  Boston Scientific Corp. (a)                               3,800,601
                                                        25,218  CR Bard, Inc.                                             1,891,350
                                                        32,411  Hospira, Inc. (a)                                         1,240,369
                                                       249,840  Medtronic, Inc. (e)                                      11,602,570
                                                        73,788  St. Jude Medical, Inc. (a)                                2,603,979
                                                        67,610  Stryker Corp. (e)                                         3,352,780
                                                        50,877  Zimmer Holdings, Inc. (a)                                 3,434,198
                                                                                                                     --------------
                                                                                                                         40,220,951
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.7%                118,468  Aetna, Inc.                                               4,685,409
                                                        48,286  AmerisourceBergen Corp.                                   2,182,527
                                                        91,591  Cardinal Health, Inc.                                     6,021,192
                                                        94,135  Caremark Rx, Inc.                                         5,334,630
                                                        22,796  Cigna Corp.                                               2,651,631
                                                        37,900  Coventry Health Care, Inc. (a)                            1,952,608
                                                        27,400  Express Scripts, Inc. (a)                                 2,068,426
                                                        86,896  HCA, Inc.                                                 4,335,241
                                                        59,400  Health Management Associates, Inc. Class A (e)            1,241,460
                                                        33,104  Humana, Inc. (a)                                          2,187,843
                                                        28,900  Laboratory Corp. of America Holdings (a)                  1,894,973
                                                        13,504  Manor Care, Inc.                                            705,989
                                                        67,484  McKesson Corp.                                            3,557,756
                                                        66,501  Medco Health Solutions, Inc. (a)                          3,997,375
                                                        31,600  Patterson Cos., Inc. (a)                                  1,062,076
                                                        38,500  Quest Diagnostics, Inc. (e)                               2,354,660
                                                        97,737  Tenet Healthcare Corp. (a)                                  795,579
                                                       291,956  UnitedHealth Group, Inc.                                 14,364,235
                                                       134,184  WellPoint, Inc. (a)(e)                                   10,338,877
                                                                                                                     --------------
                                                                                                                         71,732,487
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.0%                           44,540  IMS Health, Inc.                                          1,186,546
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.5%                    91,680  Carnival Corp. (e)                                        4,311,710
                                                        33,007  Darden Restaurants, Inc.                                  1,401,807
                                                        36,830  Harrah's Entertainment, Inc.                              2,446,617
                                                        79,031  Hilton Hotels Corp. (e)                                   2,201,013
                                                        77,920  International Game Technology (e)                         3,233,680
                                                        76,554  Marriott International, Inc. Class A                      2,958,047
                                                       264,218  McDonald's Corp.                                         10,336,208
                                                       158,624  Starbucks Corp. (a)(e)                                    5,401,147
                                                        43,468  Starwood Hotels & Resorts Worldwide, Inc.                 2,485,935
                                                        22,072  Wendy's International, Inc.                               1,478,824
                                                        45,625  Wyndham Worldwide Corp. (a)                               1,276,131
                                                        56,034  Yum! Brands, Inc.                                         2,916,570
                                                                                                                     --------------
                                                                                                                         40,447,689
-----------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series
Schedule of Investments as of September 30, 2006

                                                        Shares
Industry                                                  Held  Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%                               13,742  Black & Decker Corp.                                 $    1,090,428
                                                        28,468  Centex Corp. (e)                                          1,497,986
                                                        59,600  DR Horton, Inc.                                           1,427,420
                                                        30,715  Fortune Brands, Inc.                                      2,307,004
                                                        14,900  Harman International Industries, Inc.                     1,243,256
                                                        14,522  KB Home                                                     636,064
                                                        40,316  Leggett & Platt, Inc.                                     1,009,109
                                                        33,322  Lennar Corp. Class A                                      1,507,821
                                                        56,754  Newell Rubbermaid, Inc.                                   1,607,273
                                                        50,072  Pulte Homes, Inc. (e)                                     1,595,294
                                                        12,252  Snap-On, Inc.                                               545,827
                                                        16,743  The Stanley Works                                           834,639
                                                        14,581  Whirlpool Corp.                                           1,226,408
                                                                                                                     --------------
                                                                                                                         16,528,529
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.2%                               36,298  Clorox Co.                                                2,286,774
                                                       107,581  Colgate-Palmolive Co.                                     6,680,780
                                                        95,123  Kimberly-Clark Corp.                                      6,217,239
                                                       692,764  The Procter & Gamble Co.                                 42,937,513
                                                                                                                     --------------
                                                                                                                         58,122,306
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.0%                                      22,700  Affiliated Computer Services, Inc. Class A (a)            1,177,222
                                                       125,780  Automatic Data Processing, Inc.                           5,954,425
                                                        37,650  Computer Sciences Corp. (a)                               1,849,368
                                                        30,514  Convergys Corp. (a)                                         630,114
                                                       110,887  Electronic Data Systems Corp.                             2,718,949
                                                       163,600  First Data Corp.                                          6,871,200
                                                        42,992  Fiserv, Inc. (a)                                          2,024,493
                                                        77,558  Paychex, Inc.                                             2,858,012
                                                        28,973  Sabre Holdings Corp. Class A                                677,678
                                                        68,782  Unisys Corp. (a)                                            389,306
                                                                                                                     --------------
                                                                                                                         25,150,767
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy                   139,260  The AES Corp. (a)                                         2,839,511
Traders - 0.5%                                          42,349  Constellation Energy Group, Inc.                          2,507,061
                                                        90,171  Dynegy, Inc. Class A (a)                                    499,547
                                                        97,644  TXU Corp.                                                 6,104,703
                                                                                                                     --------------
                                                                                                                         11,950,822
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 4.0%                        163,288  3M Co.                                                   12,151,893
                                                     2,242,081  General Electric Co.                                     79,145,459
                                                        26,714  Textron, Inc.                                             2,337,475
                                                       445,125  Tyco International Ltd.                                  12,459,049
                                                                                                                     --------------
                                                                                                                        106,093,876
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.8%                                        66,210  ACE Ltd.                                                  3,623,673
                                                        22,166  AMBAC Financial Group, Inc.                               1,834,237
                                                        67,285  AON Corp. (e)                                             2,278,943
                                                       108,399  Aflac, Inc.                                               4,960,338
                                                       132,344  The Allstate Corp.                                        8,301,939
                                                       563,307  American International Group, Inc.                       37,324,722
                                                        86,806  Chubb Corp.                                               4,510,440
                                                        37,091  Cincinnati Financial Corp.                                1,782,593
                                                        91,000  Genworth Financial, Inc. Class A                          3,185,910
                                                        65,325  Hartford Financial Services Group, Inc.                   5,666,944
                                                        66,416  Lincoln National Corp.                                    4,123,105
                                                        94,670  Loews Corp.                                               3,587,993
                                                        33,445  MBIA, Inc.                                                2,054,861
                                                       118,298  Marsh & McLennan Cos., Inc.                               3,330,089

Master S&P 500 Index Series
Schedule of Investments as of September 30, 2006

                                                        Shares
Industry                                                  Held  Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       166,642  MetLife, Inc. (e)                                    $    9,445,269
                                                        63,400  Principal Financial Group, Inc.                           3,441,352
                                                       171,000  The Progressive Corp.                                     4,196,340
                                                       102,400  Prudential Financial, Inc. (e)                            7,808,000
                                                        29,822  Safeco Corp.                                              1,757,410
                                                       149,927  The St. Paul Travelers Cos., Inc.                         7,030,077
                                                        23,556  Torchmark Corp.                                           1,486,619
                                                        65,967  UnumProvident Corp.                                       1,279,100
                                                        35,105  XL Capital Ltd. Class A                                   2,411,714
                                                                                                                     --------------
                                                                                                                        125,421,668
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.1%                        63,600  Amazon.com, Inc. (a)                                      2,042,832
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.3%                    249,500  eBay, Inc. (a)(e)                                         7,075,820
                                                        46,170  Google, Inc. Class A (a)(e)                              18,555,723
                                                        58,400  VeriSign, Inc. (a)                                        1,179,680
                                                       274,760  Yahoo!, Inc. (a)(e)                                       6,945,933
                                                                                                                     --------------
                                                                                                                         33,757,156
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%                     19,264  Brunswick Corp.                                             600,844
                                                        68,653  Eastman Kodak Co. (e)                                     1,537,827
                                                        36,794  Hasbro, Inc.                                                837,064
                                                        82,934  Mattel, Inc.                                              1,633,800
                                                                                                                     --------------
                                                                                                                          4,609,535
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.3%                   42,755  Applera Corp. - Applied Biosystems Group                  1,415,618
                                                        29,400  Fisher Scientific International (a)                       2,300,256
                                                         9,055  Millipore Corp. (a)                                         555,072
                                                        22,784  PerkinElmer, Inc.                                           431,301
                                                        34,957  Thermo Electron Corp. (a)                                 1,374,859
                                                        25,120  Waters Corp. (a)                                          1,137,434
                                                                                                                     --------------
                                                                                                                          7,214,540
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.4%                                       140,988  Caterpillar, Inc.                                         9,277,010
                                                         9,909  Cummins, Inc.                                             1,181,450
                                                        52,550  Danaher Corp. (e)                                         3,608,609
                                                        47,998  Deere & Co.                                               4,027,512
                                                        42,659  Dover Corp.                                               2,023,743
                                                        35,750  Eaton Corp.                                               2,461,388
                                                        38,292  ITT Corp.                                                 1,963,231
                                                        85,842  Illinois Tool Works, Inc. (e)                             3,854,306
                                                        75,396  Ingersoll-Rand Co. Class A                                2,863,540
                                                        14,758  Navistar International Corp. (a)                            381,052
                                                        53,961  PACCAR, Inc.                                              3,076,856
                                                        25,903  Pall Corp.                                                  798,071
                                                        26,588  Parker Hannifin Corp.                                     2,066,685
                                                                                                                     --------------
                                                                                                                         37,583,453
-----------------------------------------------------------------------------------------------------------------------------------
Media - 3.4%                                           159,781  CBS Corp. Class B                                         4,501,031
                                                       115,954  Clear Channel Communications, Inc.                        3,345,273
                                                       403,943  Comcast Corp. Class A (a)(e)                             14,885,300
                                                        49,905  Comcast Corp. Special Class A (a)                         1,837,003
                                                        16,719  Dow Jones & Co., Inc.                                       560,755
                                                        18,700  EW Scripps Co. Class A                                      896,291
                                                        47,179  Gannett Co., Inc.                                         2,681,183
                                                        84,930  Interpublic Group of Cos., Inc. (a)                         840,807
                                                        79,716  The McGraw-Hill Cos., Inc.                                4,625,919
                                                        10,421  Meredith Corp.                                              514,068
                                                        30,847  New York Times Co. Class A (e)                              708,864
                                                       519,200  News Corp. Class A  (e)                                  10,202,280

Master S&P 500 Index Series
Schedule of Investments as of September 30, 2006

                                                        Shares
Industry                                                  Held  Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        34,797  Omnicom Group                                        $    3,256,999
                                                       881,484  Time Warner, Inc.                                        16,069,453
                                                        40,942  Tribune Co.  (e)                                          1,339,622
                                                        54,371  Univision Communications, Inc. Class A (a)                1,867,100
                                                       161,281  Viacom, Inc. Class B (a)(e)                               5,996,428
                                                       461,947  Walt Disney Co. (e)                                      14,278,782
                                                                                                                     --------------
                                                                                                                         88,407,158
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%                                 186,445  Alcoa, Inc.                                               5,227,918
                                                        20,628  Allegheny Technologies, Inc.                              1,282,855
                                                        40,134  Freeport-McMoRan Copper & Gold, Inc. Class B              2,137,537
                                                        92,686  Newmont Mining Corp.                                      3,962,327
                                                        68,664  Nucor Corp.                                               3,398,181
                                                        42,776  Phelps Dodge Corp.                                        3,623,127
                                                        26,322  United States Steel Corp.                                 1,518,253
                                                                                                                     --------------
                                                                                                                         21,150,198
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.4%                                  41,781  Ameren Corp. (e)                                          2,205,619
                                                        57,314  CMS Energy Corp. (a)                                        827,614
                                                        65,870  Centerpoint Energy, Inc.                                    943,258
                                                        47,725  Consolidated Edison, Inc.                                 2,204,895
                                                        34,838  DTE Energy Co.                                            1,446,125
                                                        72,953  Dominion Resources, Inc.                                  5,580,175
                                                       271,546  Duke Energy Corp.                                         8,200,689
                                                        33,261  KeySpan Corp.                                             1,368,358
                                                        51,337  NiSource, Inc.                                            1,116,066
                                                        81,277  PG&E Corp.                                                3,385,187
                                                           900  Progress Energy, Inc. (a)(e)                                    279
                                                        57,664  Public Service Enterprise Group, Inc.                     3,528,460
                                                        52,638  Sempra Energy                                             2,645,060
                                                        40,796  TECO Energy, Inc.                                           638,457
                                                        83,702  Xcel Energy, Inc.                                         1,728,446
                                                                                                                     --------------
                                                                                                                         35,818,688
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.2%                                 23,995  Big Lots, Inc. (a)                                          475,341
                                                        17,564  Dillard's, Inc. Class A                                     574,870
                                                        65,950  Dollar General Corp.                                        898,899
                                                        39,464  Family Dollar Stores, Inc.                                1,153,927
                                                       114,780  Federated Department Stores                               4,959,644
                                                        49,998  JC Penney Co., Inc.                                       3,419,363
                                                        70,309  Kohl's Corp. (a)                                          4,564,460
                                                        51,572  Nordstrom, Inc.                                           2,181,496
                                                        19,307  Sears Holdings Corp. (a)                                  3,052,244
                                                       181,835  Target Corp.                                             10,046,384
                                                                                                                     --------------
                                                                                                                         31,326,628
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                              207,602  Xerox Corp. (a)                                           3,230,287
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 7.6%                      96,322  Anadarko Petroleum Corp.                                  4,221,793
                                                        67,342  Apache Corp.                                              4,256,014
                                                        78,500  Chesapeake Energy Corp.  (e)                              2,274,930
                                                       478,560  Chevron Corp.                                            31,039,402
                                                       359,960  ConocoPhillips                                           21,428,419
                                                        38,800  Consol Energy, Inc.                                       1,231,124
                                                        99,094  Devon Energy Corp.                                        6,257,786
                                                        55,340  EOG Resources, Inc.                                       3,599,867
                                                       144,615  El Paso Corp.                                             1,972,549
                                                     1,288,712  Exxon Mobil Corp. (f)                                    86,472,575
                                                        48,501  Hess Corp.                                                2,008,911

Master S&P 500 Index Series
Schedule of Investments as of September 30, 2006

                                                        Shares
Industry                                                  Held  Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        25,134  Kinder Morgan, Inc.                                  $    2,635,300
                                                        75,572  Marathon Oil Corp.                                        5,811,487
                                                        39,400  Murphy Oil Corp.                                          1,873,470
                                                       183,658  Occidental Petroleum Corp.                                8,835,786
                                                        26,270  Sunoco, Inc.                                              1,633,731
                                                       135,400  Valero Energy Corp.                                       6,969,038
                                                       123,586  Williams Cos., Inc.                                       2,949,998
                                                        77,833  XTO Energy, Inc.                                          3,279,104
                                                                                                                     --------------
                                                                                                                        198,751,284
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                         106,062  International Paper Co.                                   3,672,927
                                                        30,328  Louisiana-Pacific Corp.                                     569,257
                                                        42,472  MeadWestvaco Corp.                                        1,125,933
                                                        49,061  Weyerhaeuser Co. (e)                                      3,018,723
                                                                                                                     --------------
                                                                                                                          8,386,840
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%                                15,792  Alberto-Culver Co. Class B                                  798,917
                                                       100,760  Avon Products, Inc.                                       3,089,302
                                                        27,300  The Estee Lauder Cos., Inc. Class A                       1,101,009
                                                                                                                     --------------
                                                                                                                          4,989,228
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.7%                                 331,217  Abbott Laboratories (e)                                  16,083,898
                                                        31,264  Allergan, Inc.                                            3,520,639
                                                        22,000  Barr Pharmaceuticals, Inc. (a)                            1,142,680
                                                       419,661  Bristol-Myers Squibb Co.                                 10,457,952
                                                       217,377  Eli Lilly & Co.                                          12,390,489
                                                        67,064  Forest Laboratories, Inc. (a)                             3,394,109
                                                       635,977  Johnson & Johnson                                        41,300,346
                                                        48,555  King Pharmaceuticals, Inc. (a)                              826,892
                                                       471,757  Merck & Co., Inc.                                        19,766,618
                                                        53,000  Mylan Laboratories                                        1,066,890
                                                     1,580,581  Pfizer, Inc.                                             44,825,277
                                                       327,525  Schering-Plough Corp.                                     7,235,027
                                                        22,781  Watson Pharmaceuticals, Inc. (a)                            596,179
                                                       291,699  Wyeth                                                    14,829,977
                                                                                                                     --------------
                                                                                                                        177,436,973
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 1.1%            18,500  Apartment Investment & Management Co. Class A             1,006,585
                                                        43,800  Archstone-Smith Trust                                     2,384,472
                                                        22,200  Boston Properties, Inc.                                   2,294,148
                                                        71,764  Equity Office Properties Trust (e)                        2,853,337
                                                        68,240  Equity Residential (e)                                    3,451,579
                                                        43,600  Kimco Realty Corp.                                        1,869,132
                                                        37,900  Plum Creek Timber Co., Inc.                               1,290,116
                                                        57,600  ProLogis                                                  3,286,656
                                                        25,300  Public Storage, Inc.                                      2,175,547
                                                        45,000  Simon Property Group, Inc. (e)                            4,077,900
                                                        27,500  Vornado Realty Trust (e)                                  2,997,500
                                                                                                                     --------------
                                                                                                                         27,686,972
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.0%             57,031  Realogy Corp. (a)                                         1,293,463
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.7%                                      75,794  Burlington Northern Santa Fe Corp. (e)                    5,566,311
                                                        90,956  CSX Corp.                                                 2,986,085
                                                        87,442  Norfolk Southern Corp.                                    3,851,820
                                                        12,674  Ryder System, Inc.                                          654,992
                                                        57,576  Union Pacific Corp.                                       5,066,688
                                                                                                                     --------------
                                                                                                                         18,125,896
-----------------------------------------------------------------------------------------------------------------------------------

Master S&P 500 Index Series
Schedule of Investments as of September 30, 2006

                                                        Shares
Industry                                                  Held  Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 2.7%        110,147  Advanced Micro Devices, Inc. (a)(e)                  $    2,737,153
                                                        83,890  Altera Corp. (a)                                          1,541,898
                                                        79,316  Analog Devices, Inc.                                      2,331,097
                                                       291,176  Applied Materials, Inc.                                   5,162,551
                                                        96,421  Broadcom Corp. Class A (a)                                2,925,413
                                                        86,458  Freescale Semiconductor, Inc. Class B (a)                 3,286,269
                                                     1,252,831  Intel Corp.                                              25,770,734
                                                        38,937  Kla-Tencor Corp. (e)                                      1,731,528
                                                        78,566  LSI Logic Corp. (a)                                         645,813
                                                        57,499  Linear Technology Corp.  (e)                              1,789,369
                                                        63,860  Maxim Integrated Products, Inc. (e)                       1,792,550
                                                       149,568  Micron Technology, Inc. (a)                               2,602,483
                                                        71,672  National Semiconductor Corp.                              1,686,442
                                                        32,500  Novellus Systems, Inc. (a)                                  898,950
                                                        80,540  Nvidia Corp. (a)                                          2,383,179
                                                        36,954  PMC-Sierra, Inc. (a)                                        219,507
                                                        39,832  Teradyne, Inc. (a)                                          524,189
                                                       339,772  Texas Instruments, Inc.                                  11,297,419
                                                        74,193  Xilinx, Inc.                                              1,628,536
                                                                                                                     --------------
                                                                                                                         70,955,080
-----------------------------------------------------------------------------------------------------------------------------------
Software - 3.4%                                        126,050  Adobe Systems, Inc. (a)                                   4,720,573
                                                        52,328  Autodesk, Inc. (a)                                        1,819,968
                                                        46,520  BMC Software, Inc. (a)                                    1,266,275
                                                       105,612  CA, Inc. (e)                                              2,501,948
                                                        36,405  Citrix Systems, Inc. (a)                                  1,318,225
                                                        75,449  Compuware Corp. (a)                                         587,748
                                                        63,300  Electronic Arts, Inc. (a)(e)                              3,524,544
                                                        68,304  Intuit, Inc. (a)                                          2,191,875
                                                     1,872,324  Microsoft Corp. (f)                                      51,170,615
                                                        80,324  Novell, Inc. (a)                                            491,583
                                                       874,285  Oracle Corp. (a)                                         15,509,816
                                                        22,046  Parametric Technology Corp. (a)                             384,923
                                                       214,917  Symantec Corp. (a)(e)                                     4,573,434
                                                                                                                     --------------
                                                                                                                         90,061,527
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.0%                                 41,732  AutoNation, Inc. (a)                                        872,199
                                                        13,777  AutoZone, Inc. (a)                                        1,423,164
                                                        55,624  Bed Bath & Beyond, Inc. (a)                               2,128,174
                                                        88,369  Best Buy Co., Inc. (e)                                    4,733,044
                                                        36,323  Circuit City Stores, Inc.                                   912,071
                                                       122,813  The Gap, Inc.                                             2,327,306
                                                       447,386  Home Depot, Inc. (e)                                     16,226,690
                                                        78,594  Limited Brands                                            2,081,955
                                                       327,380  Lowe's Cos., Inc.  (e)                                    9,186,283
                                                        65,458  Office Depot, Inc. (a)                                    2,598,683
                                                        18,724  OfficeMax, Inc.                                             762,816
                                                        34,098  RadioShack Corp.                                            658,091
                                                        21,192  The Sherwin-Williams Co.                                  1,182,090
                                                       157,851  Staples, Inc.                                             3,840,515
                                                       104,348  TJX Cos., Inc.                                            2,924,874
                                                        30,201  Tiffany & Co.                                             1,002,673
                                                                                                                     --------------
                                                                                                                         52,860,628
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.4%                 81,400  Coach, Inc. (a)                                           2,800,160
                                                        26,560  Jones Apparel Group, Inc.                                   861,606
                                                        20,938  Liz Claiborne, Inc.                                         827,260

Master S&P 500 Index Series
Schedule of Investments as of September 30, 2006

                                                        Shares
Industry                                                  Held  Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        38,310  Nike, Inc. Class B                                   $    3,356,722
                                                        22,567  VF Corp.                                                  1,646,263
                                                                                                                     --------------
                                                                                                                          9,492,011
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.6%                      129,910  Countrywide Financial Corp. (e)                           4,552,046
                                                       212,773  Fannie Mae (e)                                           11,896,138
                                                       146,003  Freddie Mac                                               9,684,379
                                                        58,696  Golden West Financial Corp.                               4,534,266
                                                        17,880  MGIC Investment Corp.                                     1,072,264
                                                        78,985  Sovereign Bancorp, Inc.                                   1,698,967
                                                       214,511  Washington Mutual, Inc. (e)                               9,324,793
                                                                                                                     --------------
                                                                                                                         42,762,853
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.5%                                         453,818  Altria Group, Inc.                                       34,739,768
                                                        36,300  Reynolds American, Inc.                                   2,249,511
                                                        35,535  UST, Inc.                                                 1,948,384
                                                                                                                     --------------
                                                                                                                         38,937,663
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.0%                 18,045  WW Grainger, Inc.                                         1,209,376
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.6%              79,737  Alltel Corp.                                              4,425,404
                                                       649,115  Sprint Nextel Corp. (e)                                  11,132,322
                                                                                                                     --------------
                                                                                                                         15,557,726
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks
                                                                (Cost - $1,835,928,972) - 99.2%                       2,607,654,998
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Beneficial
                                                      Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                  $ 20,470,803  BlackRock Liquidity Series, LLC
                                                                Cash Sweep Series I, 5.18% (b)(d)                        20,470,803
                                                   386,188,263  BlackRock Liquidity Series, LLC
                                                                Money Market Series, 5.33% (b)(c)(d)                    386,188,263
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities
                                                                (Cost - $406,659,066) - 15.4%                           406,659,066
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments (Cost - $2,242,588,038*) - 114.6%   3,014,314,064

                                                                Liabilities in Excess of Other Assets - (14.6%)        (384,998,677)
                                                                                                                     --------------
                                                                Net Assets - 100.0%                                  $2,629,315,387
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 2,328,814,859
                                                                ===============
      Gross unrealized appreciation                             $   779,134,721
      Gross unrealized depreciation                                 (93,635,516)
                                                                ---------------
      Net unrealized appreciation                               $   685,499,205
                                                                ===============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------
                                                                                   Interest/
                                                                     Net           Dividend
      Affiliate                                                   Activity          Income
      --------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series I       $ 14,814,876       $ 684,799
      BlackRock Liquidity Series, LLC Money Market Series       $ 50,619,363       $ 258,304
      Merrill Lynch & Co., Inc.                                      (49,100)      $ 161,950
      PNC Financial Services Group, Inc.                             (11,000)      $ 115,099
      --------------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Represents the current yield as of September 30, 2006.
(e)   Security, or a portion of security, is on loan.
(f) All or a portion of security held as collateral in connection with open financial futures contracts.

Master S&P 500 Index Series
Schedule of Investments as of September 30, 2006

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of September 30, 2006 were as follows:

      --------------------------------------------------------------------------
      Number of                     Expiration                       Unrealized
      Contracts       Issue            Date         Face Value      Appreciation
      --------------------------------------------------------------------------
          72      S&P 500 Index   December 2006    $23,635,762      $    581,438
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc.
    Master S&P Index Series of Quantitative Master Series Trust

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P Index Series of Quantitative Master Series Trust

Date: November 17, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P Index Series of Quantitative Master Series Trust

Date: November 17, 2006